UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Edgewood Management LLC

Address:  535 Madison Ave., 15th Floor
          New York, New York 10022


13F File Number: 028-02602

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Fausto Rotundo
Title:  Chief Compliance Officer
Phone:  (212) 652-9100


Signature, Place and Date of Signing:

/s/ Fausto Rotundo             New York, New York            August 10, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              79

Form 13F Information Table Value Total:      $6,429,579

                                             (thousands)


List of Other Included Managers:  NONE

                                                       FORM 13F INFORMATION TABLE
                                                         Edgewood Management LLC
                                                             June 30, 2012


COLUMN 1                       COLUMN  2         COLUMN 3     COLUMN 4      COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8

                                                              VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MNGRS   SOLE    SHARED   NONE
3M CO                          COM               88579Y101    74,950     836,491 SH           SOLE     NONE     836,491  0         0
ABBOTT LABS                    COM               002824100     7,700     119,430 SH           SOLE     NONE     119,430  0         0
ALEXION PHARMACEUTICALS INC    COM               015351109       993      10,000 SH           SOLE     NONE      10,000  0         0
ALLERGAN INC                   COM               018490102   189,659   2,048,814 SH           SOLE     NONE   1,997,645  0    51,169
AMAZON COM INC                 COM               023135106   359,528   1,574,460 SH           SOLE     NONE   1,532,388  0    42,072
AMERICAN TOWER CORP NEW        COM               03027X100   294,842   4,217,448 SH           SOLE     NONE   4,106,479  0   110,969
AMPHENOL CORP NEW              CL A              032095101       813      14,800 SH           SOLE     NONE      14,800  0         0
APPLE INC                      COM               037833100   336,111     575,533 SH           SOLE     NONE     560,890  0    14,643
APPLIED MATLS INC              COM               038222105       120      10,500 SH           SOLE     NONE      10,500  0         0
BANK OF NEW YORK MELLON CORP   COM               064058100     2,586     117,832 SH           SOLE     NONE     117,832  0         0
BERKSHIRE HATHAWAY INC DEL     CL A              084670108       625           5 SH           SOLE     NONE           5  0         0
BERKSHIRE HATHAWAY INC DEL     CL B NEW          084670702     1,096      13,150 SH           SOLE     NONE      13,150  0         0
BOEING CO                      COM               097023105       319       4,300 SH           SOLE     NONE       4,300  0         0
CELGENE CORP                   COM               151020104   359,722   5,606,632 SH           SOLE     NONE   5,458,791  0   147,841
CHEVRON CORP NEW               COM               166764100     2,475      23,456 SH           SOLE     NONE      23,456  0         0
CHUBB CORP                     COM               171232101       466       6,400 SH           SOLE     NONE       6,400  0         0
CINCINNATI FINL CORP           COM               172062101       343       9,012 SH           SOLE     NONE       9,012  0         0
CISCO SYS INC                  COM               17275R102     2,439     142,037 SH           SOLE     NONE     142,037  0         0
CME GROUP INC                  COM               12572Q105   365,253   1,362,324 SH           SOLE     NONE   1,324,865  0    37,459
COACH INC                      COM               189754104   303,335   5,186,981 SH           SOLE     NONE   5,046,524  0   140,457
COCA COLA CO                   COM               191216100     2,387      30,526 SH           SOLE     NONE      30,526  0         0
COGNIZANT TECHNOLOGY SOLUTIO   CL A              192446102   382,155   6,369,252 SH           SOLE     NONE   6,199,233  0   170,019
COLGATE PALMOLIVE CO           COM               194162103    50,912     489,070 SH           SOLE     NONE     489,070  0         0
DICKS SPORTING GOODS INC       COM               253393102       202       4,203 SH           SOLE     NONE       4,203  0         0
DISNEY WALT CO                 COM DISNEY        254687106       276       5,700 SH           SOLE     NONE       5,700  0         0
DOLLAR TREE INC                COM               256746108       234       4,344 SH           SOLE     NONE       4,344  0         0
DUKE ENERGY CORP NEW           COM               26441C105       457      19,838 SH           SOLE     NONE      19,838  0         0
EATON VANCE TX ADV GLBL DIV    COM               27828S101       133      10,000 SH           SOLE     NONE      10,000  0         0
ECOLAB INC                     COM               278865100   215,776   3,148,637 SH           SOLE     NONE   3,061,240  0    87,397
EMERSON ELEC CO                COM               291011104       897      19,250 SH           SOLE     NONE      19,250  0         0
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN    29273V100       218       5,324 SH           SOLE     NONE           0  0     5,324
EQUIFAX INC                    COM               294429105       426       9,131 SH           SOLE     NONE       9,131  0         0
EXXON MOBIL CORP               COM               30231G102    13,075     152,801 SH           SOLE     NONE     150,301  0     2,500
FREEPORT-MCMORAN COPPER & GO   COM               35671D857       488      14,319 SH           SOLE     NONE      14,319  0         0
GENERAL ELECTRIC CO            COM               369604103       219      10,500 SH           SOLE     NONE       6,500  0     4,000
GILEAD SCIENCES INC            COM               375558103     2,000      39,000 SH           SOLE     NONE      39,000  0         0
GOOGLE INC                     CL A              38259P508   299,869     516,953 SH           SOLE     NONE     503,056  0    13,897
HOME DEPOT INC                 COM               437076102       545      10,282 SH           SOLE     NONE      10,282  0         0
HSBC HLDGS PLC                 ADR A 1/40PF A    404280604       301      12,000 SH           SOLE     NONE      12,000  0         0
IHS INC                        CL A              451734107   267,291   2,481,124 SH           SOLE     NONE   2,416,860  0    64,264
ILLUMINA INC                   COM               452327109   248,611   6,155,255 SH           SOLE     NONE   5,995,499  0   159,756
INTEL CORP                     COM               458140100       499      18,720 SH           SOLE     NONE      18,720  0         0
INTERNATIONAL BUSINESS MACHS   COM               459200101       730       3,730 SH           SOLE     NONE       3,730  0         0
INTUITIVE SURGICAL INC         COM NEW           46120E602   210,206     379,577 SH           SOLE     NONE     370,298  0     9,279
ISHARES TR                     DJ SEL DIV INX    464287168     7,356     130,915 SH           SOLE     NONE     130,915  0         0
JOHNSON & JOHNSON              COM               478160104     5,481      81,122 SH           SOLE     NONE      81,122  0         0
JPMORGAN CHASE & CO            COM               46625H100       436      12,199 SH           SOLE     NONE      12,199  0         0
KELLOGG CO                     COM               487836108       227       4,600 SH           SOLE     NONE       4,600  0         0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER    494550106     6,341      80,689 SH           SOLE     NONE      80,689  0         0
LILLY ELI & CO                 COM               532457108       215       5,000 SH           SOLE     NONE       5,000  0         0
MEAD JOHNSON NUTRITION CO      COM               582839106   143,116   1,777,618 SH           SOLE     NONE   1,728,467  0    49,151
MONSANTO CO NEW                COM               61166W101       223       2,690 SH           SOLE     NONE       2,690  0         0
NATIONAL OILWELL VARCO INC     COM               637071101       257       3,995 SH           SOLE     NONE       3,995  0         0
NEXTERA ENERGY INC             COM               65339F101       378       5,500 SH           SOLE     NONE       5,500  0         0
ORACLE CORP                    COM               68389X105   208,802   7,030,364 SH           SOLE     NONE   6,846,905  0   183,459
PAYCHEX INC                    COM               704326107       487      15,500 SH           SOLE     NONE      15,500  0         0
PEPSICO INC                    COM               713448108     7,747     109,643 SH           SOLE     NONE     107,143  0     2,500
PFIZER INC                     COM               717081103     2,991     130,033 SH           SOLE     NONE     130,033  0         0
PHILIP MORRIS INTL INC         COM               718172109       218       2,500 SH           SOLE     NONE       2,500  0         0
POWERSHARES GLOBAL ETF TRUST   AGG PFD PORT      73936T565       174      12,000 SH           SOLE     NONE      12,000  0         0
PPG INDS INC                   COM               693506107       366       3,450 SH           SOLE     NONE       3,450  0         0
PRAXAIR INC                    COM               74005P104   181,014   1,664,799 SH           SOLE     NONE   1,620,370  0    44,429
PRICE T ROWE GROUP INC         COM               74144T108   359,128   5,704,071 SH           SOLE     NONE   5,545,270  0   158,801
PROCTER & GAMBLE CO            COM               742718109       638      10,420 SH           SOLE     NONE      10,420  0         0
QUALCOMM INC                   COM               747525103   362,127   6,503,724 SH           SOLE     NONE   6,336,388  0   167,336
QUANTA SVCS INC                COM               74762E102   226,243   9,399,384 SH           SOLE     NONE   9,149,089  0   250,295
REGENCY CTRS CORP              COM               758849103       476      10,000 SH           SOLE     NONE      10,000  0         0
ROYAL DUTCH SHELL PLC          SPON ADR B        780259107       217       3,100 SH           SOLE     NONE       3,100  0         0
SCHWAB CHARLES CORP NEW        COM               808513105       182      14,054 SH           SOLE     NONE      14,054  0         0
SELECT SECTOR SPDR TR          SBI INT-UTILS     81369Y886     5,994     162,055 SH           SOLE     NONE     162,055  0         0
SYSCO CORP                     COM               871829107     2,843      95,368 SH           SOLE     NONE      95,368  0         0
VANGUARD BD INDEX FD INC       SHORT TRM BOND    921937827       203       2,500 SH           SOLE     NONE       2,500  0         0
VERIZON COMMUNICATIONS INC     COM               92343V104       607      13,662 SH           SOLE     NONE      13,662  0         0
VERTEX PHARMACEUTICALS INC     COM               92532F100     1,521      27,196 SH           SOLE     NONE      27,196  0         0
VIACOM INC NEW                 CL A              92553P102       408       8,000 SH           SOLE     NONE       8,000  0         0
VIACOM INC NEW                 CL B              92553P201   204,480   4,348,781 SH           SOLE     NONE   4,233,029  0   115,752
VISA INC                       COM CL A          92826C839   452,017   3,656,210 SH           SOLE     NONE   3,560,406  0    95,804
VODAFONE GROUP PLC NEW         SPONS ADR NEW     92857W209     4,887     173,431 SH           SOLE     NONE     173,431  0         0
YUM BRANDS INC                 COM               988498101   240,501   3,733,321 SH           SOLE     NONE   3,632,786  0   100,535


